Post-retirement benefits	12 Months Ended
Dec. 31, 2018
Disclosure Of Pension And Post Retirement Healthcare Plans [Abstract]
Post-retirement benefits

44 Post-retirement benefits

Description of plans

The Group operates a number of pension and post-retirement healthcare plans around the world. Some of these plans are defined contribution and some are defined benefit, with assets held in separate trusts, foundations and similar entities.

Defined benefit pension and post-retirement healthcare plans expose the Group to a number of risks:

Uncertainty in benefit payments

The value of the Group’s liabilities for post-retirement benefits will ultimately depend on the amount of benefits paid out. This in turn will depend on the level of future pay increases, the level of inflation (for those benefits that are subject to some form of inflation protection) and how long individuals live.

Volatility in asset values	The Group is exposed to future movements in the values of assets held in pension plans to meet future benefit payments.
Uncertainty in cash funding

Movements in the values of the obligations or assets may result in the Group being required to provide higher levels of cash funding, although changes in the level of cash required can often be spread over a number of years. In some countries control over the rate of cash funding or over the investment policy for pension assets might rest to some extent with a trustee body or other body that is not under the Group’s direct control. In addition the Group is also exposed to adverse changes in pension regulation.

For these reasons the Group has a policy of moving away from defined benefit pension provisions and towards defined contribution arrangements instead. The defined benefit pension plans for salaried employees are closed to new entrants in almost all countries. For unionised employees, some plans remain open.

The Group does not usually participate in multi-employer plans in which the risks are shared with other companies using those plans. The Group’s participation in such plans is immaterial and consequently no detailed disclosures are provided in this note.

Pension plans

The majority of the Group’s defined benefit pension obligations are in Canada, the UK, the US and Switzerland.

In Canada the benefits for salaried staff are generally linked to final average pay and the plans are generally closed to new entrants. Benefits for bargaining employees are reviewed in negotiation with unions and are typically either linked to final average pay or to a flat monetary amount per year of service. New employees join arrangements which are defined contribution from the Group’s perspective, with any required additional funding being provided by employees. The plans are subject to the regulatory requirements that apply to Canadian pension plans in the relevant provinces and territories (predominantly Quebec). Pension Committees are responsible for ensuring that the plans operate in a manner that is compliant with the relevant regulations. The Pension Committees generally have a number of members appointed by the sponsor and a number appointed by the plan participants. In some cases there is also an independent Committee member.

The defined benefit sections of the UK arrangements are linked to final pay. New employees are admitted to defined contribution sections. The plans are subject to the regulatory requirements that apply to UK pension plans. Trustees are responsible for ensuring that the plans operate in a manner that is compliant with UK regulations. The trustee board governing the main UK plans has a number of directors appointed by the sponsor, a number appointed by the plan participants and an independent trustee director.

A number of defined benefit pension plans are sponsored by the US entities. Benefits for salaried staff are generally linked to final average pay and the plans are closed to new entrants. Benefits for bargaining employees are reviewed in negotiation with unions and are typically a flat monetary amount per year of service. New employees are admitted to defined contribution plans. A Benefits Governance Committee is responsible for ensuring that the plans are compliant with US regulations. Members of that Committee are appointed by the sponsor.

In Europe, there are defined benefit plans in Switzerland, Germany and France. The largest single plan is in Switzerland and provides benefits linked to final average pay. The Swiss plan is overseen by a foundation board which is responsible for ensuring that the plan complies with Swiss regulations. Foundation board members are appointed by the plan sponsor, by employees and by retirees.

In Australia, the main arrangements are principally defined contribution in nature but there are sections providing defined benefits linked to final pay, typically paid in lump sum form.

The Group also operates a number of unfunded defined benefit plans, which are included in the figures below.

Post-retirement healthcare plans

Certain subsidiaries of the Group, mainly in the US and Canada, provide health and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependants. Eligibility for cover is dependent upon certain age and service criteria. These arrangements are generally unfunded, and are included in the figures below.

Plan assets

The assets of the pension plans are invested predominantly in a diversified range of equities, bonds and property. Consequently, the funding level of the pension plans is affected by movements in the level of equity markets and also by movements in interest rates. The Group monitors its exposure to changes in interest rates and equity markets and also measures its balance sheet pension risk using a value at risk approach. These measures are considered when deciding whether significant changes in investment strategy are required. Asset-liability studies are conducted on a periodic basis for the main pension plans to determine the optimal investment mix bearing in mind the Group’s tolerance for risk, the risk tolerance of the local sponsor companies and the views of the Pension Committees and trustee boards who are legally responsible for the investments of the plans. In Canada, the UK and Switzerland, the Group works with the governing bodies to ensure that the investment policy adopted is consistent with the Group’s tolerance for risk. In the US the Group has direct control over the investment policy, subject to local investment regulations.

The proportions of the total fair value of assets in the pension plans for each asset class at the balance sheet date were:

	2018		2017

Equities	20.7%		32.4%
– Quoted		16.7%		28.6%
– Private		4.0%		3.8%
Bonds	63.6%		53.2%
– Government fixed income		18.0%		14.3%
– Government inflation-linked		15.5%		13.1%
– Corporate and other publicly quoted		27.1%		23.5%
– Private		3.0%		2.3%
Property	11.0%		11.2%
– Quoted property funds		5.1%		5.8%
– Unquoted property funds		5.9%		5.4%
Qualifying insurance policies	0.1%		0.2%
Cash and other	4.6%		3.0%
Total	100.0%		100.0%

The assets of the plans are managed on a day-to-day basis by external specialist fund managers. These managers may invest in the Group’s securities subject to limits imposed by the relevant fiduciary committees and local legislation. The approximate total holding of Group securities within the plans is US$3 million (2017: US$13 million).

The holdings of quoted equities are invested either in pooled funds or segregated accounts held in the name of the relevant pension funds. These equity portfolios are well diversified in terms of the geographic distribution and market sectors.

The holdings of government bonds are generally invested in the debt of the country in which a pension plan is situated. Corporate and other quoted bonds are usually of investment grade. Private debt is mainly in North America.

The property funds are invested in a diversified range of properties.

The holdings of cash &andother are predominantly cash and short-term money market instruments.

Investments in private equity, private debt and property are less liquid than the other investment classes listed above and therefore the Group’s investment in those asset classes is restricted to a level that does not endanger the liquidity of the pension plans.

The Group does not currently utilise derivatives to manage risk in its pension plans. However, fund managers may use derivatives to hedge currency movements within their portfolios and, in the case of bond managers, to take positions that could be taken using direct holdings of bonds but more efficiently.

Notes to the 2018 financial statements
continued

44 Post-retirement benefits continued

Maturity of defined benefit obligations

An approximate analysis of the maturity of the obligations is given in the table below:

	Pension benefits	Other benefits	2018 Total %	2017 Total %	2016 Total %

Proportion relating to current employees	20%	15%	19%	20%	21%
Proportion relating to former employees not yet retired	11%	2%	11%	11%	12%
Proportion relating to retirees	69%	83%	70%	69%	67%
Total	100%	100%	100%	100%	100%
Average duration of obligations (years)	13.4	12.7	13.4	13.9	14.3

Geographical distribution of defined benefit obligations

An approximate analysis of the geographic distribution of the obligations is given in the table below:

	Pension benefits	Other benefits	2018 Total %	2017 Total %	2016 Total %

Canada	49%	39%	48%	49%	46%
UK	30%	2%	28%	27%	27%
US	11%	56%	14%	14%	16%
Switzerland	5%	0%	5%	5%	5%
Other	5%	3%	5%	5%	6%
Total	100%	100%	100%	100%	100%

Total expense recognised in the income statement

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m	2016 Total US$m

Current employer service cost for defined benefit plans	(156)	(9)	(165)	(155)	(158)
Past service (cost)/income	(34)	(2)	(36)	4	-
Curtailment gains	2	-	2	1	5
Settlement gains	5	-	5	1	-
Net interest on net defined benefit liability	(44)	(35)	(79)	(79)	(90)
Non-investment expenses paid from the plans	(15)	-	(15)	(17)	(22)
Total defined benefit expense	(242)	(46)	(288)	(245)	(265)
Current employer service cost for defined contribution and industry-wide plans	(242)	(2)	(244)	(255)	(257)
Total expense recognised in the income statement	(484)	(48)	(532)	(500)	(522)

The above expense amounts are included as an employee cost within net operating costs. No amounts have been excluded from underlying earnings in 2018, 2017 or 2016.

The past service cost in 2018 relates primarily to benefit amendments in the US and also includes US$9 million to reflect the current estimate of the cost of equalising benefits in the Group’s UK schemes, in line with the requirements of the court judgment on 26 October 2018 in the case involving Lloyds Banking Group and relating to Guaranteed Minimum Pensions. The settlement gain in 2018 is the result of certain US obligations being transferred to an external insurance company. The curtailments relate primarily to headcount reductions at various operations.

Total amount recognised in other comprehensive income before tax

	2018 US$m	2017 US$m	2016 US$m

Actuarial gains/(losses)	1,382	(855)	(1,120)
Return on assets (net of interest on assets)	(527)	894	1,031
Gain/(loss) on application of asset ceiling	52	(33)	(1)
Total gain/(loss) recognised in other comprehensive income	907	6	(90)

Amounts recognised in the balance sheet

The following amounts were measured in accordance with IAS 19 at 31 December:

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m

Total fair value of plan assets	13,203	-	13,203	15,257
Present value of obligations – funded	(13,482)	-	(13,482)	(16,199)
Present value of obligations – unfunded	(401)	(871)	(1,272)	(1,446)
Present value of obligations – total	(13,883)	(871)	(14,754)	(17,645)
Effect of asset ceiling	-	-	-	(111)
Net deficit to be shown in the balance sheet	(680)	(871)	(1,551)	(2,499)
Comprising:
– Deficits	(1,615)	(871)	(2,486)	(3,370)
– Surpluses	935	-	935	871
Net deficits on pension plans	(680)	-	(680)	(1,501)
Unfunded post-retirement healthcare obligation	-	(871)	(871)	(998)

The surplus amounts shown above are included in the balance sheet as Trade and other receivables. See note 18.

Deficits are shown in the balance sheet within Provisions (including post-retirement benefits). See note 26.

Funding policy and contributions to plans

The Group reviews the funding position of its major pension plans on a regular basis and considers whether to provide funding above the minimum level required in each country. In Canada and the US the minimum level is prescribed by legislation. In the UK and Switzerland the minimum level is negotiated with the local trustee or foundation in accordance with the funding guidance issued by the local regulators. In deciding whether to provide funding above the minimum level the Group takes into account other possible uses of cash within the Group, the tax situation of the local sponsoring entity and any strategic advantage that the Group might obtain by accelerating contributions. The Group does not generally pre-fund post-retirement healthcare arrangements.

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m	2016 Total US$m

Contributions to defined benefit plans	204	44	248	404	464
Contributions to defined contribution plans	242	2	244	243	240
Contributions to industry-wide plans	-	-	-	12	17
Total	446	46	492	659	721

Contributions to defined benefit pension plans are kept under regular review and actual contributions will be determined in line with the Group’s wider financing strategy, taking into account relevant minimum funding requirements. As contributions to many plans are reviewed on at least an annual basis, the contributions for 2019 and subsequent years cannot be determined precisely in advance. Most of the Group’s largest pension funds are fully funded on their local funding basis and do not require long-term funding commitments at present. Contributions to defined benefit pension plans for 2019 are estimated to be around US$260 million but may be higher or lower than this depending on the evolution of financial markets and voluntary funding decisions taken by the Group. Contributions for subsequent years are expected to be at similar levels to 2018. Healthcare plans are generally unfunded and contributions for future years will be equal to benefit payments net of participant contributions. The Group’s contributions in 2019 are expected to be similar to the amounts paid in 2018.

Movements in the net defined benefit liability

A summary of the movement in the net defined benefit liability is shown in the first table below. The subsequent tables provide a more detailed analysis of the movements in the present value of the obligations, the fair value of assets and the effect of the asset ceiling.

The amounts shown below include, where appropriate, 100% of the costs, contributions, gains and losses in respect of employees who participate in the plans and who are employed in associates and joint arrangements. Consequently, the costs, contributions, gains and losses may not correspond directly to the amounts disclosed above in respect of the Group. Defined contribution plans and industry-wide plans are excluded from the movements below.

Notes to the 2018 financial statements
continued

44 Post-retirement benefits continued

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m

Change in the net defined benefit liability
Net defined benefit liability at the start of the year	(1,501)	(998)	(2,499)	(2,542)
Amounts recognised in Income statement	(242)	(46)	(288)	(245)
Amounts recognised in Other comprehensive income	812	95	907	6
Employer contributions	204	44	248	404
Arrangements divested	(10)	-	(10)	13
Currency exchange rate loss	57	34	91	(135)
Net defined benefit liability at the end of the year	(680)	(871)	(1,551)	(2,499)

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m

Change in present value of obligation
Present value of obligation at the start of the year	(16,647)	(998)	(17,645)	(16,228)
Current employer service costs	(156)	(9)	(165)	(155)
Past service (cost)/income	(34)	(2)	(36)	4
Curtailments	2	-	2	1
Settlements	299	-	299	307
Interest on obligation	(468)	(35)	(503)	(532)
Contributions by plan participants	(24)	-	(24)	(23)
Benefits paid	871	44	915	949
Experience gains	11	21	32	7
Changes in financial assumptions gain/(loss)	1,276	73	1,349	(718)
Changes in demographic assumptions gain/(loss)	-	1	1	(144)
Arrangements divested	94	-	94	13
Currency exchange rate gain/(loss)	893	34	927	(1,126)
Present value of obligation at the end of the year	(13,883)	(871)	(14,754)	(17,645)

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m

Change in plan assets
Fair value of plan assets at the start of the year	15,257	-	15,257	13,749
Settlements	(294)	-	(294)	(306)
Interest on assets	434	-	434	459
Contributions by plan participants	24	-	24	23
Contributions by employer	204	44	248	404
Benefits paid	(871)	(44)	(915)	(949)
Non-investment expenses	(15)	-	(15)	(17)
Return on plan assets (net of interest on assets)	(527)	-	(527)	894
Arrangements divested	(161)	-	(161)	-
Currency exchange rate (loss)/gain	(848)	-	(848)	1,000
Fair value of plan assets at the end of the year	13,203	-	13,203	15,257

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m

Change in the effect of the asset ceiling
Effect of the asset ceiling at the start of the year	(111)	-	(111)	(63)
Interest on the effect of the asset ceiling	(10)	-	(10)	(6)
Movement in the effect of the asset ceiling	52	-	52	(33)
Arrangements divested and other transfers	57	-	57	-
Currency exchange rate gain/(loss)	12	-	12	(9)
Effect of the asset ceiling at the end of the year	-	-	-	(111)

Most of the settlement amounts shown above relate to the US, where assets and obligations for some pensions in payment were transferred to an insurance company.

In determining the extent to which the asset ceiling has an effect, the Group considers the funding legislation in each country and the rules specific to each pension plan. The calculation takes into account any minimum funding requirements that may be applicable to the plan, whether any reduction in future Group contributions is available, and whether a refund of surplus may be available. In considering whether any refund of surplus is available the Group considers the powers of trustee boards and similar bodies to augment benefits or wind up a plan. Where such powers are unilateral, the Group does not consider a refund to be available at the end of the life of a plan. Where the plan rules and legislation both permit the employer to take a refund of surplus, the asset ceiling may have no effect, although it may be the case that a refund will only be available many years in the future.

Main assumptions (rates per annum)

The main assumptions for the valuations of the plans under IAS 19 are set out below.

	Canada	UK	US	Switzerland
At 31 December 2018
Discount rate	3.9%	2.8%	4.2%	0.7%
Inflation (a)	1.6%	3.3%	2.0%	1.2%
Rate of increase in pensions	0.2%	2.9%	0.0%	0.0%
Rate of increase in salaries	2.9%	3.7%	3.5%	2.2%

At 31 December 2017
Discount rate	3.4%	2.3%	3.5%	0.5%
Inflation (a)	1.8%	3.2%	2.1%	1.2%
Rate of increase in pensions	0.5%	2.8%	0.0%	0.4%
Rate of increase in salaries	3.1%	3.6%	3.6%	2.2%

(a)	The inflation assumption shown for the UK is for the Retail Price Index. The assumption for the Consumer Price Index at 31 December 2018 was 2.2% (2017: 2.1%).

The main financial assumptions used for the healthcare plans, which are predominantly in the US and Canada, were: discount rate: 4.2% (2017: 3.6%); medical trend rate: 7.6% reducing to 4.6% by the year 2029 broadly on a straight line basis (2017: 9.8%, reducing to 4.7% by the year 2026); claims costs based on individual company experience.

For both the pension and healthcare arrangements the post-retirement mortality assumptions allow for future improvements in longevity. The mortality tables used imply that a man aged 60 at the balance sheet date has a weighted average expected future lifetime of 27 years (2017: 27 years) and that a man aged 60 in 2038 would have a weighted average expected future lifetime of 28 years (2017: 28 years).

Sensitivity

The values reported for the defined benefit obligations are sensitive to the actuarial assumptions used for projecting future benefit payments and discounting those payments. In order to estimate the sensitivity of the obligations to changes in assumptions, we calculate what the obligations would be if we were to make changes to each of the key assumptions in isolation. The difference between this figure and the figure calculated using our stated assumptions is an indication of the sensitivity to changes in each assumption. The results of this sensitivity analysis are summarised in the table below. Note that this approach is valid for small changes in the assumptions but will be less accurate for larger changes in the assumptions. The sensitivity to inflation includes the impact on pension increases, which are generally linked to inflation where they are granted.

		2018		2017
		Approximate (increase)/decrease in obligations		Approximate (increase)/decrease in obligations
Assumption	Change in assumption	Pensions US$m	Other US$m	Pensions US$m	Other US$m

Discount rate	Increase of 0.5 percentage points	782	51	1,091	59
	Decrease of 0.5 percentage points	(832)	(55)	(1,169)	(63)

Inflation	Increase of 0.5 percentage points	(389)	(17)	(579)	(20)
	Decrease of 0.5 percentage points	369	15	550	18

Salary increases	Increase of 0.5 percentage points	(46)	(1)	(74)	(1)
	Decrease of 0.5 percentage points	45	1	72	1

Demographic – allowance for future improvements in longevity	Participants assumed to have the mortality rates of individuals who are one year older	381	18	509	20
	Participants assumed to have the mortality rates of individuals who are one year younger	(381)	(18)	(509)	(20)